Events after the balance-sheet date (Details) - EUR (€)			1 Months Ended
	Feb. 20, 2026	Nov. 13, 2025	Nov. 30, 2025
Events after the Balance-Sheet Date
Issue of equity		€ 22,000,000	€ (22,000,000)
Debt Conversion
Events after the Balance-Sheet Date
Shares issued.	635,943
Issue of equity	€ 2,158,899.75